Other Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Las Palmas Terminal | Security Equipment
Additions		$ 1,249
Fujairah oil terminal
Amount transferred to other fixed assets		226,067
Vessels | Security Equipment
Additions	$ 0	$ 4,760
Estimated useful life	5 years